Other Income and Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Other Income and Expenses, Net

Other income and expenses, net consisted of the following:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Research and development funding	65	94	144
Phase-out and start-up costs	(8)	(2)	(5)
Exchange gain, net	4	5	2
Patent costs, net of reversal of unused provisions	(9)	(5)	3
Gain on sale of businesses and non-current assets	4	2	18
Other, net	(1)	5	2

Total	55	99	164